Guarantor Statements - Statement of Comprehensive Income (Detail) - EUR (€) € in Millions		6 Months Ended
		Jun. 30, 2019	Jun. 30, 2018 [1]
Statement Of Comprehensive Income [line items]
Turnover		€ 26,126	€ 26,352
Operating profit		4,589	4,529
Other income		87	88
Net monetary gain arising from hyperinflationary economies		29
Profit before taxation		4,354	4,329
Taxation		(1,145)	(1,100)
Net profit		3,209	3,229
Attributed to:
Non-controlling interests		203	198
Shareholders' equity		3,006	3,031
Other comprehensive income		430	(581)
Total comprehensive income		3,639	2,648
Unilever Capital Corporation Subsidiary Issuer [member]
Statement Of Comprehensive Income [line items]
Net finance costs		1	3
Profit before taxation		1	3
Net profit before subsidiaries		1	3
Net profit		1	3
Attributed to:
Shareholders' equity		1	3
Total comprehensive income		1	3
Unilever Parent Entities [member]
Statement Of Comprehensive Income [line items]
Operating profit	[2]	550	523
Net finance costs	[2]	(33)	(53)
Pensions and similar obligations	[2]	(1)	(1)
Profit before taxation	[2]	516	469
Taxation	[2]	(92)	(13)
Net profit before subsidiaries	[2]	424	456
Equity earnings of subsidiaries	[2]	2,582	2,575
Net profit	[2]	3,006	3,031
Attributed to:
Shareholders' equity	[2]	3,006	3,031
Other comprehensive income	[2]	3	74
Total comprehensive income	[2]	3,009	3,105
Unilever United States Inc Subsidiary Guarantor [member]
Statement Of Comprehensive Income [line items]
Operating profit		3	(1)
Net finance costs		(266)	(190)
Pensions and similar obligations		(11)	(9)
Profit before taxation		(274)	(200)
Net profit before subsidiaries		(274)	(200)
Equity earnings of subsidiaries		552	462
Net profit		278	262
Attributed to:
Shareholders' equity		278	262
Other comprehensive income		78	(30)
Total comprehensive income		356	232
Non-guarantor Subsidiaries [member]
Statement Of Comprehensive Income [line items]
Turnover		26,126	26,352
Operating profit		4,036	4,007
Net finance costs		(36)	(33)
Pensions and similar obligations		(5)	(5)
Other income		87	88
Net monetary gain arising from hyperinflationary economies		29
Profit before taxation		4,111	4,057
Taxation		(1,053)	(1,087)
Net profit before subsidiaries		3,058	2,970
Equity earnings of subsidiaries		(1,041)	(1,427)
Net profit		2,017	1,543
Attributed to:
Non-controlling interests		203	198
Shareholders' equity		1,814	1,345
Other comprehensive income		349	(625)
Total comprehensive income		2,366	918
Unilever Group [member]
Statement Of Comprehensive Income [line items]
Turnover		26,126	26,352
Operating profit		4,589	4,529
Net finance costs		(334)	(273)
Pensions and similar obligations		(17)	(15)
Other income		87	88
Net monetary gain arising from hyperinflationary economies		29
Profit before taxation		4,354	4,329
Taxation		(1,145)	(1,100)
Net profit before subsidiaries		3,209	3,229
Net profit		3,209	3,229
Attributed to:
Non-controlling interests		203	198
Shareholders' equity		3,006	3,031
Other comprehensive income		430	(581)
Total comprehensive income		3,639	2,648
Eliminations [member]
Statement Of Comprehensive Income [line items]
Equity earnings of subsidiaries		(2,093)	(1,610)
Net profit		(2,093)	(1,610)
Attributed to:
Shareholders' equity		(2,093)	(1,610)
Total comprehensive income		€ (2,093)	€ (1,610)

[1]	Restated following adoption of IFRS 16. Refer note 1 and note 9.
[2]	The term 'Unilever parent entities' includes Unilever N.V. and Unilever PLC. Though Unilever N.V. and Unilever PLC are separate legal entities, with different shareholder constituencies and separate stock exchange listings, they operate as nearly as practicable as a single economic entity. Debt securities issued by entities in the Unilever Group are fully and unconditionally guaranteed by both Unilever N.V. and Unilever PLC.